Note 30 - Share-based Payments - Option Activity (Details)		12 Months Ended
	Feb. 27, 2018	Dec. 31, 2020 $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2019 USD ($)
Statement Line Items [Line Items]
Number of options outstanding and exercisable			38,000		38,000
Weighted average exercise price, options outstanding and exercisable | $			$ 9.48		$ 9.48
Number of options granted	10,000
Weighted average exercise price, granted (in CAD per share)
Number of options exercised			(5,000)
Weighted average exercise price, exercised (in CAD per share)		$ 8.10
Number of options expired			(5,000)
Weighted average exercise price, expired (in dollars per share)			$ 4
Number of options outstanding and exercisable			28,000		38,000
Weighted average exercise price, options outstanding and exercisable | $			$ 10.71		$ 9.48